Income Taxes	12 Months Ended
Dec. 31, 2024
PREDECESSOR MILLROSE BUSINESS [Member]
Income Tax Disclosure [Line Items]
Income Taxes
7. Income taxes

The Predecessor Millrose Business did not have income taxes during the years ended December 31, 2024 and 2023 due to offsetting changes in valuation allowance against its deferred taxes that reduced income taxes and effective tax rate to zero.

A reconciliation of the statutory rate and the effective tax rate was as follows:

	Percentage of Pretax Income
	2024	2023
Statutory rate	21.0%	21.0%
State income taxes (net of federal income tax benefit)	4.3%	4.3%
Valuation allowance	(25.3%)	(25.3%)
Effective rate	0%	0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2024 and 2023, the Predecessor Millrose Business had federal and state income tax net operating loss (“NOL”) carryforwards related to operations of approximately $649.1 million and $210 million, respectively, that may be carried forward from 10 to 20 years, or indefinitely, depending on the tax jurisdiction.

A reduction of the carrying amounts of deferred tax assets by a valuation allowance is required if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed each reporting period by the Predecessor Millrose Business based on the consideration of all available positive and negative evidence using a “more-
likely-than-not”
standard with respect to whether deferred tax assets will be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, actual earnings, forecasts of future profitability, the duration of statutory carryforward periods, the Predecessor Millrose Business’s experience with loss carryforwards not expiring unused and tax planning alternatives. Based on this assessment, we have determined that the Predecessor Millrose Business will not be able to realize its net operating loss carryforwards, and have recorded a valuation allowance against its deferred tax asset, which also has reduced income taxes and effective tax rate to zero.

As of December 31, 2024 and 2023, the Predecessor Millrose Business had no gross unrecognized tax benefits.